Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail)	12 Months Ended
	Dec. 31, 2023 yr $ / shares	Dec. 31, 2023 yr ¥ / shares	Dec. 31, 2020 yr
Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares		¥ 15.02
Exercise price | ¥ / shares		14.54
USISH Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares		15.16
Exercise price | ¥ / shares		14.54
Trinomial Tree Model [member] | AMPI Two Thousand And Twenty Two Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $ / shares	$ 7.5
Exercise price | $ / shares	7.5
Trinomial Tree Model [member] | AMPI Stock Ownership Plan Restricted Shares Amended In Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $ / shares	30.2
Exercise price | $ / shares	30
Trinomial Tree Model [member] | The Company Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $ / shares	108
Exercise price | $ / shares	$ 107
Binomial Method [Member] | USISH employee stock ownership restricted stock ownership plan amendment 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares		¥ 14.65
Expected volatility			47.15%
Lock-up periods			1.3
Risk free interest rate			2.34%
Bottom of range [member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	36.56%	36.56%
Lock-up periods	1	1
Risk free interest rate	2.33%	2.33%
Bottom of range [member] | USISH Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	38.51%	38.51%
Expected lives	2	2
Risk free interest rate	2.35%	2.35%
Bottom of range [member] | Trinomial Tree Model [member] | AMPI Two Thousand And Twenty Two Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	65.35%	65.35%
Expected lives	6	6
Risk free interest rate	1.15%	1.15%
Bottom of range [member] | Trinomial Tree Model [member] | AMPI Stock Ownership Plan Restricted Shares Amended In Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	65.85%	65.85%
Expected lives	5.8	5.8
Risk free interest rate	1.11%	1.11%
Bottom of range [member] | Trinomial Tree Model [member] | The Company Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	31.02%	31.02%
Expected lives	3.9	3.9
Risk free interest rate	1.06%	1.06%
Top of range [member] | Usish Employee Stock Ownership Plan Restricted Shares Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	38.77%	38.77%
Lock-up periods	2	2
Risk free interest rate	2.44%	2.44%
Top of range [member] | USISH Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	39.09%	39.09%
Expected lives	3	3
Risk free interest rate	2.45%	2.45%
Top of range [member] | Trinomial Tree Model [member] | AMPI Two Thousand And Twenty Two Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	67.78%	67.78%
Expected lives	7	7
Risk free interest rate	1.19%	1.19%
Top of range [member] | Trinomial Tree Model [member] | AMPI Stock Ownership Plan Restricted Shares Amended In Two Thousand And Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	67.29%	67.29%
Expected lives	6.8	6.8
Risk free interest rate	1.15%	1.15%
Top of range [member] | Trinomial Tree Model [member] | The Company Two Thousand And Twenty Three Share Options Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	33.03%	33.03%
Expected lives	6.1	6.1
Risk free interest rate	1.12%	1.12%